Impairment reviews - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Increase in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.01
DGC
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Onerous contracts provision	$ (22.6)
Cash flow projections, period for estimates (in years)	3 months
Pre tax discount rate	26.90%
DGC | Decrease in Long-Term Growth Rate
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Amount by which unit's recoverable amount exceeds its carrying amount	$ 0.2
DGC | Specific equity risk premium
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Specific equity risk premium percent	0.11